CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents	$ 74,870	$ 120,676
Short-term cash deposits	194	182
Securities	5,127	5,018
Securities - derivatives	190	1,240
Trade receivables (Note 7)	34,259	135,962
Tax receivables	747	11,743
Other receivables (Note 8)	21,690	35,251
Inventories (Note 9)	9,826	31,954
Real estate held for sale		1,066
Deposits, prepaid and other (Note 10)	2,378	12,195
Assets held for sale (Note 5)		45,667
Total current assets	149,281	400,954
Non-current Assets
Securities	771	561
Securities - derivatives	56
Real estate held for sale	13,803	13,035
Investment property (Note 11)	37,660	35,663
Property, plant and equipment (Note 12)	83,954	99,443
Interests in resource properties (Note 13)	92,551	79,147
Deferred income tax assets (Note 14)	16,694	16,647
Other	2,132	4,072
Other, restricted	45	816
Total non-current assets	247,666	249,384
Total Assets	396,947	650,338
Current Liabilities
Short-term bank borrowings (Note 15)	2,074	95,416
Debt, current portion (Note 16)	43,733	36,249
Account payables and accrued expenses (Note 17)	44,750	45,114
Financial liabilities - derivatives	302	5,514
Income tax liabilities	1,910	2,486
Liabilities relating to assets held for sale (Note 5)		29,897
Total current liabilities	92,769	214,676
Long-term Liabilities
Debt, less current portion (Note 16)	0	80,564
Financial liabilities - derivatives		940
Accrued pension obligations, net (Note 18)		3,259
Decommissioning obligations (Note 19)	13,699	13,219
Deferred income tax liabilities (Note 14)	10,303	7,353
Other	227	897
Total long-term liabilities	24,229	106,232
Total liabilities	116,998	320,908
Equity
Capital stock, fully paid (Note 20)	16	419,916
Additional paid-in capital	312,132
Treasury stock (Note 20)	(2,643)	(61,085)
Contributed surplus	16,666	15,417
Deficit	(87,183)	(88,920)
Accumulated other comprehensive income	38,792	42,192
Shareholders' equity	277,780	327,520
Non-controlling interests	2,169	1,910
Total equity	279,949	329,430
Total Liabilities And Equity	$ 396,947	$ 650,338